Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	xxxxxx5063			Closed	2022-09-XX 08:04	2022-10-04 15:53	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test
Ready for Review-Loan amount increased from $XXX,XXX on initial cd dated X/X/XX to $XXX,XXX on the revised le dated X/X/XX, which increased the origination costs. - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX _xXXXD_
Open-This loan failed the charges that cannot increase test.  (XX XXX §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). Mortgage Broker Fee has an increase without a COC for initial CD XX/XX/XXXX-X -X $X,XXX.XX and Final CD XX/XX/XXXX-X -X $X,XXX.XX
+$XXX.XX - variance
Please provide COC for increase - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX
															_xXXXD_	_xXXXD_	XXXXXX_X.pdf			NC	Primary Residence	Purchase	NA	661374	N/A	N/A
XXXX	xxxxxx5063			Closed	2022-09-XX 08:04	2022-10-04 15:53	Resolved	1 - Information	C	A	Compliance	Disclosure	Consummation or Reimbursement Date Validation Test
Ready for Review-Loan amount increased from $XXX,XXX on initial cd dated X/X/XX to $XXX,XXX on the revised le dated X/X/XX, which increased the origination costs. - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX _xXXXD_
Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. Mortgage Broker Fee has an increase without a COC for initial CD XX/XX/XXXX-X -X $X,XXX.XX and Final CD XX/XX/XXXX-X -X $X,XXX.XX
+$XXX.XX - variance
Please provide COC for increase - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX
															_xXXXD_	_xXXXD_	XXXXXX_X.pdf			NC	Primary Residence	Purchase	NA	661373	N/A	N/A
XXXX	xxxxxx5063			Closed	2022-09-XX 08:04	2022-10-04 15:53	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test
Ready for Review-Loan amount increased from $XXX,XXX on initial cd dated X/X/XX to $XXX,XXX on the revised le dated X/X/XX, which increased the origination costs. - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX _xXXXD_
Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Mortgage Broker Fee has an increase without a COC for initial CD XX/XX/XXXX-X -X $X,XXX.XX and Final CD XX/XX/XXXX-X -X $X,XXX.XX
+$XXX.XX - variance
Please provide COC for increase - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX
															_xXXXD_	_xXXXD_	XXXXXX_X.pdf			NC	Primary Residence	Purchase	NA	661372	N/A	N/A
XXXX	xxxxxx5063			Closed	2022-09-XX 08:03	2022-10-04 15:49	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Letter of Explanation (Assets)	Resolved-Received the Joint letter availablity - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX _xXXXD_ Ready for Review-Letter - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX _xXXXD_ Open-Please provide Joint Access Letter for XXXX XX XXXXXXX accts ending – XXXX and -XXXX - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX	_xXXXD_	Resolved-Received the Joint letter availablity - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX_xXXXD_	XXXXXX_X.pdf			NC	Primary Residence	Purchase	NA	661370	N/A	N/A
XXXX	xxxxxx5063			Closed	2022-09-XX 07:55	2022-10-04 15:46	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Credit Report is Missing	Resolved-Borrower X Credit Report is not missing. - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX _xXXXD_ Ready for Review-CR - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX _xXXXD_ Open-Borrower X Credit Report is Missing. Please provide Credit Report on or about the date of the Initial Application Date of X/X/XXXX - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX	_xXXXD_	Resolved-Borrower X Credit Report is not missing. - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX_xXXXD_	XXXXXX_X.pdf			NC	Primary Residence	Purchase	NA	661363	N/A	N/A